Subsequent Events Subsequent Events (Details) (USD $)	12 Months Ended				0 Months Ended														0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014	Jan. 27, 2014 MYLTIP 2014 [Member] Y indices tiers	Jan. 31, 2014 OPP Units 2011 [Member]	Jan. 27, 2014 Cohen & Steers Realty Majors Portfolio Index [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 NAREIT Office Index adjusted [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Minimum [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Maximum [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Threshold [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Target [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 High [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Exceptional [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 MYLTIP vesting 2018 [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 MYLTIP Vesting 2017 [Member] MYLTIP 2014 [Member]	Jan. 31, 2014 Restricted Stock [Member]	Feb. 10, 2014 The Avant at Reston Town Center Residential [Member] sqft apartments	Feb. 18, 2014 3.625% Exchangeable Senior Notes [Member]
Subsequent Event [Line Items]
Weighted Percentage of Index Used to Compare to TRS							50.00%	50.00%
Potential Awards Earned									$ 0	$ 40,200,000
Indices Used to Compare TRS					2
Number of Tiers					4
Amount of Each Tier											6,700,000	13,400,000	26,800,000	40,200,000
Percentage to Cause Some Awards to be Earned Even if on a Relative Basis it Would Not Result in any Earned Awards					12.00%
Percentage of annualized TRS for Reduction of Earned Awards					0.00%
Vesting Percentage															50.00%	50.00%
Vesting Date															Feb. 03, 2018	Feb. 03, 2017
Distributions percent before measurement date					10.00%
Employee and director payment per share (in dollars per share)						$ 0.25
Number of apartment units																		359
Net Rentable Area																		355,000
Repayments of Unsecured Debt	0	224,261,000	0																747,500,000
Coupon/Stated Rate (percent)	3.625%																		3.625%
Accelerated Compensation Expenses Related To 2011 OPP Units						1,200,000
Shares issued																	21,455
LTIP units issued (in shares)				109,718
Value of MYLTIP Awards					$ 13,100,000
TRS measurement (in years)					3